Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status
Note 3 - Tax Status
The Company has adopted a pre-approved plan document that has received an opinion letter from the IRS dated June 30, 2020, stating that the form of the pre-approved plan document was in compliance with the applicable requirements of the Internal Revenue Code (IRC). Although, the Plan has been amended since adopting the pre-approved Plan document, the Plan administrator believes the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC, and, therefore, believes that the plan is qualified, and the related trust is tax-exempt.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by taxing authorities. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax. The Plan administration believes the Plan is no longer subject to tax examinations for years prior to 2022.